SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [abstract]
Net income	$ 1,512	$ 1,475	$ 1,936	$ 4,435
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	703	535	1,507	761
Fair value changes	(62)	397	(100)	(1,383)
Depreciation and amortization	2,214	1,886	4,402	3,697
Deferred income taxes	(151)	(189)	(243)	236
Realized disposition gains in fair value changes or equity	283	152	399	520
Less: NCI on above items	(3,127)	(2,857)	(5,349)	(5,270)
Less: Real Estate segment disposition gains	(283)	66	(345)	20
Add: Real Estate segment adjustment and other, net	1,047	708	2,150	1,233
Total segment measures of profit and loss	$ 2,136	$ 2,173	$ 4,357	$ 4,249